LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2018
LOANS AND BORROWINGS
LOANS AND BORROWINGS

9     LOANS AND BORROWINGS

The Company’s borrowings consisted of the following:

	As of	As of
	December 31, 2017	December 31, 2018

Short-term borrowings	462,946	684,788
Current portion of long-term borrowings	327,538	598,532
Sub-total	790,484	1,283,320
Long-term borrowings, excluding current portion	3,459,765	5,203,708
Total loans and borrowings	4,250,249	6,487,028

Short-term borrowings

The Company’s short-term borrowings consisted of the following:

	As of	As of
	December 31, 2017	December 31, 2018

Unsecured short-term loans and borrowings	230,000	30,000
Secured short-term loans and borrowings	232,946	654,788
	462,946	684,788

Short-term borrowings were secured by the following assets:

	As of	As of
	December 31, 2017	December 31, 2018

Accounts receivable (Note)	11,615	18,796
Property and equipment, net	—	203,290
	11,615	222,086

The weighted average interest rates of short-term borrowings outstanding as of December 31, 2017 and 2018 were

7.93% and 7.01% per annum, respectively.

Long-term borrowings

The Company’s long-term borrowings consisted of the following:

	As of	As of
	December 31, 2017	December 31, 2018

Unsecured long-term loans and borrowings	167,250	85,250
Secured long-term loans and borrowings	3,620,053	5,716,990
	3,787,303	5,802,240

The weighted average interest rates of long-term borrowings as of December 31, 2017 and 2018 were 6.93% and 7.42% per annum, respectively.

Long-term borrowings were secured by the following assets:

	As of	As of
	December 31, 2017	December 31, 2018

Accounts receivable (Note)	124,428	347,142
Property and equipment, net	698,922	1,513,446
Prepaid land use rights, net	6,091	13,241
	829,441	1,873,829

Note:     The Company applied accounts receivable generated from certain data center operation as collateral to secure borrowings.

The outstanding long-term borrowings mature serially from 2019 to 2028. The aggregate maturities of the above long-term borrowings for each for the five years and thereafter subsequent to December 31, 2018 are as follows:

Twelve-months ending December 31,	Long-term borrowings
2019	598,532
2020	725,727
2021	1,759,695
2022	1,087,955
2023	1,235,936
Thereafter	394,395
5,802,240

The Company entered into secured loan agreements with various financial institutions for project development and working capital purpose with terms ranging from 1 to 13 years.

More specifically, the terms of these secured loan facility agreements generally include one or more of the following conditions. If any of the below conditions were to be triggered, the Company could be obligated to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule:

(i)	STT Communications Ltd. ceases to, directly or indirectly, own at least 50.1% of equity interests of STT GDC Pte. Ltd. (“STT GDC”);
(ii)

STT GDC (a) is not or ceases to, directly or indirectly, be the beneficial owner of at least 30%, in certain cases, 25%, of the issued share capital of the Company, or (b) does not or ceases to have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to cast, or control the casting of, at least 30%, in some cases, 25%, of the votes that may be cast at a meeting of the board of directors (or similar governing body) of the Company, or (c) is not or ceases to be the single largest shareholder of the Company;

(iii)

The Company and GDS Investment are not or ceases to be, directly or indirectly, the legal and beneficial owner of 100% of equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, GDS Investment, GDS Beijing, GDS Suzhou and the relevant borrowing subsidiaries;

(iv)	William Wei Huang ceases to, directly or indirectly, own at least 99.9% of the equity interests of and have the power to control GDS Beijing or GDS Suzhou;
(v)

GDS Beijing, GDS Suzhou and the relevant borrowing subsidiaries, cease to, directly or indirectly, be the legal and beneficial owner of 100% of equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, their consolidated subsidiaries as mentioned in Note 2(a);

(vi)	there are changes in the shareholding structure of a principal operating subsidiary of ours, as defined in the relevant loan facility agreement; and
(vii)

the IDC license of GDS Beijing or the borrowing subsidiaries, or the authorization by GDS Beijing to one of the subsidiaries to operate the data center business and provide IDC services under the auspices of the IDC license held by GDS Beijing is cancelled or fail to be renewed on or before the expiry date.

There are certain other events in the loan facility agreements upon which the Company could be obligated to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule, for example, the borrowing subsidiary fails to use the loan in accordance with the use of proceeds as provided in the loan facility agreement, the borrowing subsidiary violates or fails to perform any of its commitments under the loan facility agreement, the Company is delisted before the maturity date under the relevant loan facility agreement, etc.

In addition, the loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. The loan facilities also include cross default provisions which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of either US$4,500 or RMB50,000 or more when due or within any originally applicable grace period. As of December 31, 2018, the Company was in compliance with these covenants.

As of December 31, 2018, the Company had total working capital and project financing credit facilities of RMB8,134,013 from various financial institutions, of which the unused amount was RMB1,497,452. As of December 31, 2018, the Company had drawn down RMB6,636,561, of which RMB684,788 (net of debt issuance costs of RMB2,102) was recorded in short-term loans and borrowings and RMB5,802,240 (net of debt issuance costs of RMB147,431 )was recorded in long-term loans and borrowings, respectively. Drawdowns from the credit facility are subject to the approval of the banks and are subject to the terms and conditions of each agreement.